Consolidated Statement of Changes in Deficiency in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2018	$ 40,165	$ (100,000)	$ 18,938,480	$ (26,709,776)	$ (7,831,132)
Beginning Balance, in Shares at Dec. 31, 2018	40,165,002	272,585
Issuance of Common stock for cash	$ 2,146		1,572,854		1,575,000
Issuance of Common stock for cash, in Shares	2,146,601
Issuance of Common stock for services	$ 1,709		1,252,914		1,254,623
Issuance of Common stock for services, in Shares	1,709,785
Issuance of series B convertible preferred stock
Issuance of series B convertible preferred stock, In shares
Issuance of Common stock from treasury		$ 50,000	49,900		99,900
Issuance of Common stock from treasury, in Shares		(136,292)
Warrants issued in connection with debt modification			15,667		15,667
Share-based compensation			265,589		265,589
Net loss				(5,135,730)	(5,135,730)
Ending Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Ending Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Issuance of common stock for convertible debt			145,579		145,579
Incremental beneficial conversion for preferred A			240,770	(240,770)
Issuance of warrants on convertible instruments			2,486,706	(828,903)	1,657,803
Issuance of Common stock for services	$ 818	$ 50,000	549,182		600,000
Issuance of Common stock for services, in Shares	817,753	(136,293)
Issuance of common stock for acquisition	$ 11,913		9,161,251		9,173,164
Issuance of common stock for acquisition, in Shares	11,913,200
Net loss				(3,446,630)	(3,446,630)
Ending Balance at Mar. 31, 2020	$ 56,752		34,678,891	(36,361,809)	(1,626,167)
Ending Balance, in Shares at Mar. 31, 2020	56,752,342
Beginning Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Beginning Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Issuance of common stock for convertible debt			145,579		145,579
Incremental beneficial conversion for preferred A			240,770	(240,770)
Issuance of warrants on convertible instruments			11,999,415	(828,903)	11,170,512
Issuance of options	$ 181		(181)
Issuance of options, in shares	180,936
Issuance of Common stock for cash	$ 4,686		3,240,954		3,245,640
Issuance of Common stock for cash, in Shares	4,686,006
Issuance of Common stock for services	$ 2,670	$ 50,000	5,292,350		5,345,020
Issuance of Common stock for services, in Shares	2,669,598	(136,293)
Issuance of common stock for acquisition	$ 11,913		9,161,251		9,173,164
Issuance of common stock for acquisition, in Shares	11,913,200
Net loss				(28,674,556)	(28,674,556)
Ending Balance at Dec. 31, 2020	$ 63,471		52,175,541	(61,589,735)	(9,350,724)
Ending Balance, in Shares at Dec. 31, 2020	63,471,129
Beginning Balance at Mar. 31, 2020	$ 56,752		34,678,891	(36,361,809)	(1,626,167)
Beginning Balance, in Shares at Mar. 31, 2020	56,752,342
Issuance of warrants on convertible instruments			8,996,844		8,996,844
Issuance of options
Issuance of Common stock for cash	$ 1,736		1,401,016		1,402,753
Issuance of Common stock for cash, in Shares	1,736,356
Issuance of Common stock for services	$ 1,160		3,014,580		3,015,740
Issuance of Common stock for services, in Shares	1,159,900
Net loss				(22,570,893)	(22,570,893)
Ending Balance at Dec. 31, 2020	$ 63,471		52,175,541	(61,589,735)	(9,350,724)
Ending Balance, in Shares at Dec. 31, 2020	63,471,129
Issuance of warrants for services			1,186,596		1,186,596
Issuance of Common stock for cash	$ 3,523		4,527,101		4,530,624
Issuance of Common stock for cash, in Shares	3,523,427
Issuance of Common stock for services	$ 505		730,530		731,035
Issuance of Common stock for services, in Shares	505,000
Mezzanine shares	$ 12,605		9,236,115		9,248,720
Mezzanine shares, in Shares	12,605,283
Net loss				(4,442,219)	(4,442,219)
Ending Balance at Mar. 31, 2021	$ 80,105		$ 67,855,882	$ (66,031,954)	$ 1,904,033
Ending Balance, in Shares at Mar. 31, 2021	80,104,839